Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues	[1]	$ 53,647	$ 52,546	$ 52,824
Costs and expenses:
Cost of sales	[1],[2]	11,248	11,228	12,322
Selling, informational and administrative expenses	[1],[2]	14,455	14,804	14,844
Research and development expenses	[1],[2]	8,006	7,683	7,892
Amortization of intangible assets	[1]	4,893	4,758	4,056
Restructuring charges and certain acquisition-related costs	[1]	1,044	351	1,565
Other (income)/deductions––net	[1]	2,116	1,416	3,794
Income from continuing operations before provision/(benefit) for taxes on income	[1],[3],[4],[5]	11,885	12,305	8,351
Provision/(benefit) for taxes on income	[1]	706	(9,049)	1,123
Income from continuing operations	[1]	11,179	21,353	7,229
Discontinued operations:
Income from discontinued operations––net of tax	[1]	10	(1)	16
Gain on disposal of discontinued operations––net of tax	[1]	0	3	0
Discontinued operations––net of tax	[1]	10	2	17
Net income before allocation to noncontrolling interests	[1],[6],[7],[8]	11,188	21,355	7,246
Less: Net income attributable to noncontrolling interests	[1]	36	47	31
Net income attributable to Pfizer Inc.	[1]	$ 11,153	$ 21,308	$ 7,215
Earnings per common share––basic:
Income from continuing operations attributable to Pfizer Inc. common shareholders (in dollars per share)	[1]	$ 1.90	$ 3.57	$ 1.18
Discontinued operations––net of tax (in dollars per share)	[1]	0.00	0.00	0.00
Net income attributable to Pfizer Inc. common shareholders (in dollars per share)	[1]	1.90	3.57	1.18
Earnings per common share––diluted:
Income from continuing operations attributable to Pfizer Inc. common shareholders (in dollars per share)	[1]	1.86	3.52	1.17
Discontinued operations––net of tax (in dollars per share)	[1]	0.00	0.00	0.00
Net income attributable to Pfizer Inc. common shareholders (in dollars per share)	[1]	$ 1.87	$ 3.52	$ 1.17
Weighted-average shares––basic	[1],[9]	5,872	5,970	6,089
Weighted-average shares––diluted	[1],[9]	5,977	6,058	6,159

[1]	Amounts may not add due to rounding.
[2]	Exclusive of amortization of intangible assets, except as disclosed in Note 1L. Basis of Presentation and Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.
[3]	2017 v. 2016––The decrease in the domestic loss was primarily due to lower restructuring charges and certain acquisition-related costs, the non-recurrence of the 2016 impairment on the remeasurement of HIS net assets, lower certain asset impairments and lower certain legal matters, partially offset by higher net losses on early retirement of debt, and higher amortization of intangible assets. The increase in international income was primarily due to the non-recurrence of the 2016 impairment on the remeasurement of HIS net assets, lower restructuring charges and certain acquisition-related costs, and lower certain asset impairments.
[4]	2018 v. 2017––The decrease in the domestic loss was primarily due to lower interest expense paid to certain foreign subsidiaries, lower net losses on the retirement of debt, higher net gains on investments in equity securities and increased revenue related to Eliquis, partially offset by higher certain asset impairments and lower revenue for Viagra and the SIP portfolio. The decrease in international income was primarily related to lower interest income received primarily from intercompany borrowings from Pfizer Inc. and higher charges related to certain cost reduction initiatives, partially offset by increased revenue related to Ibrance and Eliquis.
[5]	Income from continuing operations before provision/(benefit) for taxes on income. IH’s earnings include dividend income from our investment in ViiV of $253 million in 2018 and $266 million in 2017. For additional information, see Note 4.
[6]	Amounts may not add due to rounding.
[7]	Amounts may not add due to rounding.
[8]	Amounts may not add due to rounding.
[9]	2017 includes the effect of the modification for a commitment to pay 15.2 million common-share equivalents that were scheduled for near-term settlement.